Sensitivities - Schedule of sensitivities on areas of estimation uncertainty (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other environment related provision | Change in the real discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 148	£ 155
Change in risk variable, impact on net assets	£ 148	£ 155
Other environment related provision | Change in estimated future cash flows
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	20.00%	20.00%
Change in risk variable, impact on income statement	£ 402	£ 413
Change in risk variable, impact on net assets	402	413
UK | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	15	20
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	880	920
UK | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	5	6
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	648	701
UK | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	2	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	37	52
UK | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	0	0
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	317	320
UK | Pensions | Value of buy-in policies offset to actuarial assumption of discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(329)	(288)
UK | Pensions | Value of buy-in policies offset to actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(235)	(211)
UK | Pensions | Value of buy-in policies and longevity swap offset to actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	£ (154)	£ (109)
UK | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%
UK | Pensions | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%
UK | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	1.00%	1.00%
UK | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year	1 year
US | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 16	£ 18
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	671	784
US | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	2	3
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	41	46
US | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	1	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	137	181
US | Assumed US healthcare cost trend rates change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	15	19
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 195	£ 245
US | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%
US | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	1.00%	1.00%
US | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year	1 year
US | Pensions | Assumed US healthcare cost trend rates change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%